Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 807,700	$ 559,934
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense - property, plant, and equipment	744,123	716,419
Amortization expense - intangible assets	67,934	44,269
Loss on disposal of property and equipment	41,667	8,875
Changes in assets and liabilities:
Deferred income taxes	(4,411)	(5,477)
Accounts receivable	3,037,920	(1,459,254)
Inventories	(1,307,583)	(848,489)
Prepayment to vendor	105,684	(2,847,814)
Prepaid expenses and other current assets	2,117	(49,073)
Deposits and other assets	50,844	71,590
Accounts payable	(5,609,633)	4,193,118
Accrued expenses and other liabilities	(309,179)	(207,465)
Advance from customers	(865,406)	455,417
Net cash provided by (used in) operating activities	(3,238,223)	632,050
Cash flows from investing activities:
Loan receivable	(26,126)	0
Purchases of property and equipment	(92,503)	(133,927)
Net cash provided by (used in) investing activities	(118,629)	(133,927)
Cash flows from financing activities:
Borrowings under line of credit, net	450,000	1,550,000
Borrowings under (repayments on) short-term borrowings, net	(1,137,910)	(1,558,844)
Repayments on mortgage and term loans, net	(303,848)	(236,315)
Issuance of common stock	3,080,000	242,000
Dividend distribution	(187,001)	(177,000)
Bank overdraft	421,172	0
Net cash provided by (used in) financing activities	2,322,413	(180,159)
Effect of exchange rate changes on cash	(9,142)	(50,708)
Net increase (decrease) in cash	(1,043,581)	267,256
Cash and cash equivalents - beginning of year	1,401,852	1,134,596
Cash and cash equivalents - end of year	358,271	1,401,852
Supplemental disclosures of cash flow information
Interest	902,038	935,580
Income taxes	$ 133,960	$ 284,507